Note 4. Debt (Details) (USD $)	0 Months Ended
	Mar. 08, 2013	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Line of Credit Facility, Maximum Borrowing Capacity	$ 12,000,000
Debt Instrument, Basis Spread on Variable Rate (in Basis Points)	2.75%
Year End Minimum Earnings Covenant	200,000
Debt Covenants Permitted Acquisitions and Redemptions	1,250,000
Excess Availability Threshold Amount	2,500,000
Line of Credit Facility, Amount Outstanding		1,600,000	3,700,000
Debt Instrument, Interest Rate at Period End		3.00%	4.125%
Line of Credit Facility, Remaining Borrowing Capacity		$ 7,100,000
Availability as Percentage of Eligible Accounts Receivable		85.00%
Availability as Percentage of Eligible Inventory		55.00%